INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Jun. 30, 2026
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	06/30/2026	06/30/2025
Cash at bank and on hand	7,215,888	19,488,145
Mutual funds	4,027,070	13,206,934
	11,242,958	32,695,079

Schedule of other financial assets

	06/30/2026	06/30/2025
Current
Mutual funds	—	144,606
Trusts	793,632	895,660
Shares of Moolec Science S.A.	186,550	976,425
Other investments	21,059	23,347
	1,001,241	2,040,038

	06/30/2026	06/30/2025
Non-current
Other investments	—	58
	—	58

Schedule of trade receivables

	06/30/2026	06/30/2025
Current
Trade debtors	110,542,153	171,840,254
Allowance for impairment of trade debtors	(20,027,728)	(13,847,745)
Shareholders and other related parties (Note 17)	—	122
Allowance for credit notes to be issued	(927,128)	(711,663)
Trade debtors - Joint ventures and associates (Note 17)	429,387	4,179
Deferred checks	8,194,470	8,574,786
	98,211,154	165,859,933

	06/30/2026	06/30/2025
Non-current
Trade debtors	349,792	2,123,463
Allowance for impairment of trade debtors	(29,378)	(275,718)
Shareholders and other related parties (Note 17)	411,505	249,579
Trade debtors - Joint ventures and associates (Note 17)	—	409,510
	731,919	2,506,834

Schedule of other receivables

	06/30/2026	06/30/2025
Current
Taxes	6,384,813	8,884,305
Shareholders and other related parties (Note 17)	4,656	77,045
Other receivables - Joint ventures and associates (Note 17)	226,617	200,000
Prepayments to suppliers	4,087,966	5,834,158
Prepaid expenses and other receivables	155,873	251,590
Miscellaneous	1,200,834	614,883
	12,060,759	15,861,981

	06/30/2026	06/30/2025
Non-current
Taxes	518,813	576,538
Shareholders and other related parties (Note 17)	—	2,698,047
Other receivables - Joint ventures and associates (Note 17)	14,304,069	18,947,793
Reimbursements over exports	1,175,598	1,204,269
Loans receivables	230,000	230,000
Miscellaneous	—	3,883
	16,228,480	23,660,530

Schedule of inventories

	06/30/2026	06/30/2025
Seeds	—	5,317,730
Resale products	22,934,208	42,228,777
Manufactured products	11,476,925	13,648,705
Goods in transit	2,660,233	6,024,201
Supplies	10,972,172	19,286,246
Agricultural products	1,933,252	4,612,064
Allowance for obsolescence	(3,568,013)	(3,506,454)
	46,408,777	87,611,269

Net of agricultural products	44,475,525	82,999,205

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	1,276,694	1,101,686	—	—	—	2,378,380
Initial recognition and changes in the fair value of biological assets at the point of harvest	326,896	3,001	(95,296)	(16,257)	222,797	441,141
Costs incurred during the year	2,756,925	1,941,574	128,269	21,909	269,903	5,118,580
Decrease due to harvest/disposals	(4,360,515)	(2,451,718)	(32,973)	(5,652)	(492,700)	(7,343,558)
Year ended June 30, 2026	—	594,543	—	—	—	594,543

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	220,682	73,452	—	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Year ended June 30, 2025	1,276,694	1,101,686	—	—	—	2,378,380

Schedule of property plant and equipment

	Net								Net
	carrying				Subject to			Foreign	carrying
	amount				foreclosure	Depreciation		currency	amount
Class	06/30/2025	Additions	Transfers	Disposals(2)	(Note 6)	of the year(1)	Revaluation	translation	06/30/2026
Office equipment	369,451	36,140	18,062	(2,937)	—	(78,749)	—	8,098	350,065
Vehicles	1,337,784	3,726	—	(181,337)	—	(567,722)	—	2,828	595,279
Equipment and computer software	331,763	34,934	—	(2,964)	—	(247,781)	—	9,553	125,505
Fixtures and fittings	2,159,631	21,268	4,795,492	(29,610)	(77,040)	(1,302,030)	—	1,460	5,569,171
Machinery and equipment	14,441,869	407,237	7,416,681	(67,569)	(5,778,571)	(3,634,319)	—	173,932	12,959,260
Land and buildings	39,076,126	67,122	2,297,558	—	(3,968,509)	(1,233,971)	3,208,893	138,527	39,585,746
Buildings in progress	16,858,762	2,103,874	(14,527,793)	(638,270)	(2,347,780)	—	—	22,042	1,470,835
Total	74,575,386	2,674,301	—	(922,687)	(12,171,900)	(7,064,572)	3,208,893	356,440	60,655,861

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the year(1)	translation	06/30/2025
Office equipment	410,338	39,611	—	(4,791)	(78,901)	3,194	369,451
Vehicles	2,200,349	35,915	—	(17,239)	(882,264)	1,023	1,337,784
Equipment and computer software	507,469	65,953	—	(323)	(256,198)	14,862	331,763
Fixtures and fittings	2,786,470	9,084	225,338	(6,789)	(860,822)	6,350	2,159,631
Machinery and equipment	16,710,328	563,352	122,653	(143,947)	(2,891,448)	80,931	14,441,869
Land and buildings	39,677,902	—	348,085	—	(1,021,176)	71,315	39,076,126
Buildings in progress	12,280,422	5,264,663	(696,076)	—	—	9,753	16,858,762
Total	74,573,278	5,978,578	—	(173,089)	(5,990,809)	187,428	74,575,386
(1)	For the years ended June 30, 2026 and 2025, depreciation expense of $1,155,709 and $1,266,531, respectively, related to property, plant and equipment has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)	As of June 30, 2026, disposals include $782,764 related to assets derecognized upon the deconsolidation of Natal Agro S.R.L. following the loss of control.

Schedule of the carrying amounts that would have been recognized if land and building were stated at cost

Class of property	06/30/2026	06/30/2025
Land and buildings	25,912,392	28,304,611

Schedule of net carrying amount of each class of intangibles

	Net						Net
	carrying		Transfers,	Subject to		Foreign	carrying
	amount		Disposals &	foreclosure	Amortization	currency	amount
Class	06/30/2025	Additions	Impairments (2)	(Note 6)	of the year (1)	translation	06/30/2026
Seed and integrated products
HB4 technology and breeding program (3)	36,464,171	767,710	(5,620,765)	—	(2,309,306)	—	29,301,810
Integrated seed products (3)	2,526,410	—	(2,383,280)	—	(143,130)	—	—
Crop nutrition
Microbiological products	43,570,818	130,207	—	(38,485,408)	(2,394,879)	35,519	2,856,256
Microbiological products in progress (4)	11,909,700	2,503,821	(2,602)	(8,187,674)	—	—	6,223,245
Other intangible assets
Trademarks and patents	43,983,868	35,369	—	(41,664,092)	(1,889,733)	—	465,413
Trademarks and patents with indefinite useful lives (4)	10,045,294	—	(2,217,985)	—	—	—	7,827,309
Software	1,313,947	6,794	473,673	—	(1,112,210)	(223)	681,981
Software in progress	609,953	47,606	(501,017)	—	—	—	156,542
Customer loyalty	20,268,101	—	—	(1,282,292)	(1,276,044)	—	17,709,765
RG/RS/OX Wheat	10,480,817	—	—	—	(1,048,082)	—	9,432,735
Total	181,173,079	3,491,507	(10,251,976)	(89,619,466)	(10,173,384)	35,296	74,655,056

	Net					Net
	carrying				Foreign	carrying
	amount		Transfers &	Amortization	currency	amount
Class	06/30/2024	Additions	Disposals	of the year (1)	translation	06/30/2025
Seed and integrated products
HB4 technology and breeding program	35,574,371	3,164,283	—	(2,274,483)	—	36,464,171
Integrated seed products	2,681,826	—	—	(194,339)	38,923	2,526,410
Crop nutrition
Microbiological products	41,187,249	286,665	3,605,198	(1,511,420)	3,126	43,570,818
Microbiological products in progress	10,452,861	5,163,500	(3,706,661)	—	—	11,909,700
Other intangible assets
Trademarks and patents	48,028,369	158,557	(122,305)	(4,080,753)	—	43,983,868
Trademarks and patents with indefinite useful lives	9,922,989	—	122,305	—	—	10,045,294
Software	1,827,983	16,222	146,839	(676,995)	(102)	1,313,947
Software in progress	580,728	176,064	(146,839)	—	—	609,953
Customer loyalty	21,636,760	—	—	(1,368,659)	—	20,268,101
RG/RS/OX Wheat	5,000,000	6,528,899	—	(1,048,082)	—	10,480,817
Total	176,893,136	15,494,190	(101,463)	(11,154,731)	41,947	181,173,079
(1)For the years ended June 30, 2026 and 2025, amortization expense of $3,630,043 and $5,041,228, respectively, related to intangible assets has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)As of June 30, 2026, disposals include $2,217,985 related to assets derecognized upon the deconsolidation of Natal Agro S.R.L. following the loss of control.
(3)HB4 Technology and Integrated Seed Products, an intangible asset allocated to the Bioceres Crops CGU, was tested for impairment following events and changes in circumstances indicating that its carrying amount may not be recoverable. While the transition of the HB4 business model toward a standard licensing-based commercialization strategy began in prior periods, management reassessed the asset’s expected future economic benefits based on updated projections and revised assumptions reflecting the current commercial outlook. As a result of this assessment, the impairment test concluded that the carrying amount of the asset exceeded its estimated recoverable amount. Accordingly, as of June 30, 2026, the Group recognized within ‘Other income or expenses, net’ in the consolidated statement of comprehensive income, an impairment loss of the net carrying amount for a total of $15.5 million resulting in the full write-down of the Integrated Seed Products intangible asset of $2.4 million, together with the goodwill allocated to the Bioceres Crops CGU (see Note 7.9) of $7.5 million and $5.6 million of the net carrying amount of HB4 Technology.

The recoverable amount of HB4 Technology was estimated at $29.3 million. The Group will continue to monitor the performance of the underlying business and the assumptions supporting future cash flow projections as market conditions and commercialization strategies evolve.

Sensitivity analysis. Had the market share used in the value-in-use calculation as of June 30, 2026 been 5% lower, and the post-tax discount rate 2% higher than management’s estimates, the Group would have been required to recognize an additional impairment loss of $4.6 million against the carrying amount of HB4 Technology.

(4)Microbiological products in progress and Trademarks and patents with indefinite useful lives are intangible assets allocated to the Rizobacter S.A. CGU.

Schedule of carrying amount of goodwill

	06/30/2026	06/30/2025
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A. (1)	—	7,523,322
Pro Farm Group, Inc. (Note 6)	—	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	28,550,361	112,163,432
(1)As mentioned in Note 7.8, the Bioceres Crops CGU and the assets allocated thereto were tested for impairment following events and changes in circumstances indicating that their carrying amounts may not be recoverable. Accordingly, the Group recognized an impairment loss resulting in the full write-down of the $7.5 million goodwill balance allocated to the CGU, which was recorded within “Other income or expenses, net” in the consolidated statement of comprehensive income.

Schedule of cash flow projections for impairment test

Key assumption	Management’s approach
Discount rate

The average discount rate applied was approximately 8%.

The weighted average cost of capital (WACC) was estimated using the market capital structure plus 2% of risk premium which reflect the higher risk associated with intangible assets.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices and royalties estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Key assumption	Management’s approach
Discount rate

The average discount rate used was approximately 8%.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices (Rizobacter CGU) and royalties (Bioceres Crops CGU) estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Terminal value	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%.

Schedule of investment properties

	06/30/2026	06/30/2025
Investment properties	—	570,324
	—	570,324

Schedule of trade and other payables

	06/30/2026	06/30/2025
Current
Trade creditors	49,091,273	87,073,151
Shareholders and other related parties (Note 17)	195,585	286,172
Trade creditors - Parent company (Note 17)	—	878,874
Trade creditors - Joint ventures and associates (Note 17)	2,476,882	3,625,406
Taxes	4,980,301	3,283,856
Miscellaneous	930,403	1,285,145
	57,674,444	96,432,604

Non-current
Trade creditors	2,633,003	4,785,300
Trade creditors - Joint ventures and associates (Note 17)	39,323,933	43,696,426
	41,956,936	48,481,726

Schedule of borrowings

	06/30/2026	06/30/2025
Current
Bank borrowings	46,194,472	93,752,214
Corporate bonds	107,132	25,265,276
Trust debt securities	—	710,636
Shareholders and other related parties (Note 17)	958,663	—
	47,260,267	119,728,126
Non-current
Bank borrowings	20,515,091	12,271,490
Corporate bonds	38,350,225	25,926,536
Shareholders and other related parties (Note 17)	1,117,326	—
	59,982,642	38,198,026

Schedule of carrying value of borrowings

	06/30/2026		06/30/2025
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	46,194,472	38,827,378	93,752,214	83,183,234
Corporate Bonds	107,132	105,074	25,265,276	22,529,823

Non-current
Bank borrowings	20,515,091	16,247,035	12,271,490	9,402,501
Corporate Bonds	38,350,225	32,040,284	25,926,536	18,732,545

Schedule of employee benefits and social security

	06/30/2026	06/30/2025
Salaries, accrued incentives, vacations and social security	4,712,073	6,108,130
Key management personnel (Note 17)	134,082	65,882
	4,846,155	6,174,012

Schedule of deferred revenue and advances from customers

	06/30/2026	06/30/2025
Current
Advances from customers	2,140,338	4,282,668
	2,140,338	4,282,668
Non-current
Deferred revenue	1,436,912	1,436,912
	1,436,912	1,436,912

Schedule of provisions

	06/30/2026	06/30/2025
Provisions for contingencies	6,325,454	1,267,572
	6,325,454	1,267,572

Schedule of changes in allowances and provisions

				Subject to	Deconsolidation	Currency
			Uses and	foreclosure	of subsidiary	conversion
Item	06/30/2025	Additions(1)	reversals	(Note 6)	(Note 13)	difference	06/30/2026
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(14,123,463)	(5,703,377)	1,663,857	105,050	—	(1,999,173)	(20,057,106)
Allowance for obsolescence	(3,506,454)	(1,967,300)	704,997	1,125,337	—	75,407	(3,568,013)
Total deducted from assets	(17,629,917)	(7,670,677)	2,368,854	1,230,387	—	(1,923,766)	(23,625,119)

INCLUDED IN LIABILITIES
Provisions for contingencies(2)	(1,267,572)	(5,901,817)	513,228	—	355,898	(25,191)	(6,325,454)
Total included in liabilities	(1,267,572)	(5,901,817)	513,228	—	355,898	(25,191)	(6,325,454)
Total	(18,897,489)	(13,572,494)	2,882,082	1,230,387	355,898	(1,948,957)	(29,950,573)

				Currency
			Uses and	conversion
Item	06/30/2024	Additions(1)	reversals	difference	06/30/2025
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,050,280)	(7,123,716)	—	50,533	(14,123,463)
Allowance for obsolescence	(3,087,563)	(1,547,723)	1,158,036	(29,204)	(3,506,454)
Total deducted from assets	(10,137,843)	(8,671,439)	1,158,036	21,329	(17,629,917)

INCLUDED IN LIABILITIES
Provisions for contingencies	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total included in liabilities	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total	(11,393,545)	(9,007,212)	1,467,829	35,439	(18,897,489)
(1)	For the years ended June 30, 2026 and 2025, provision expense of $72,538 and $90,898, has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)	The provision for contingencies charge is included in Notes 8.4 and 8.5.